Document And Entity Information	Jan. 22, 2021
Document Information [Line Items]
Entity, Registrant Name	VERACYTE, INC.
Document, Type	8-K
Document, Period End Date	Jan. 22, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36156
Entity, Tax Identification Number	20-5455398
Entity, Address, Address Line One	6000 Shoreline Court, Suite 300
Entity, Address, City or Town	South San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	243-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VCYT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001384101